INTANGIBLE ASSETS (Schedule of Other Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets
Gross Carrying Amount	$ 3,362,014	$ 3,248,445
Accumulated Amortization	1,509,337	1,205,233
Net Carrying Amount	1,852,677	2,043,212
Acquired Intangibles [Member]
Other Intangible Assets
Gross Carrying Amount	2,405,300	2,405,300
Accumulated Amortization	1,243,865	999,761
Net Carrying Amount	1,161,435	1,405,539
Acquired Intangibles [Member] | Minimum [Member]
Other Intangible Assets
Useful Life	5 years
Acquired Intangibles [Member] | Maximum [Member]
Other Intangible Assets
Useful Life	10 years
Patent Application Costs [Member]
Other Intangible Assets
Gross Carrying Amount	956,714	843,145
Accumulated Amortization	265,472	205,472
Net Carrying Amount	$ 691,242	$ 637,673
Useful Life	Varied